Trade and other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables and accrued expenses
Schedule of trade and other payables and accrued expenses

	As of
	December 31,
In CHF thousands	2022	2021
Trade and other payables	929	2,003
Total trade and other payables	929	2,003

Accrued research and development costs	5,360	10,361
Accrued payroll expenses	2,898	3,562
Other accrued expenses	1,159	2,813
Total accrued expenses	9,417	16,736